Share Capital (Share Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,735.6
Shares issued through:
Ending balance	$ 2,721.1	$ 2,735.6
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding	391,889,733	392,776,822
Beginning balance	$ 3,692.9	$ 3,702.9
Shares issued through:
Share-based employment compensation plans (in shares)	1,198,125	40,000
Share-based compensation plans	$ 7.6	$ 0.3
Shares repurchased and cancelled (in shares)	(1,100,000)	(1,583,562)
Shares repurchased and cancelled		$ (14.9)
Flow-through share financing (in shares)	922,483
Flow-through share financing	$ 6.9	$ 0.0
Dividend reinvestment plan and share purchase plan (in shares)	527,770	656,473
Dividend reinvestment plan (iii)	$ 4.1	$ 4.6
Shares issued through share purchase plan (in shares)	373,806
Shares issued through share purchase plan	$ 2.7	$ 0.0
Cancellation of unexchanged shares	$ 0.0
Cancellation of unexchanged shares (in shares)	(5,428)
Number of shares outstanding	393,806,489	391,889,733
Ending balance	$ 3,703.8	$ 3,692.9